Net Income Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Numerators
Partnership's net income	$ 9,287	$ 22,072
Less:
Preferred unit holders' interest in Partnership's net income	5,550	5,550
General Partner's interest in Partnership's net income	71	320
Partnership's net income allocable to unvested units	16	91
Common unit holders' interest in Partnership's net income	$ 3,650	$ 16,111
Denominators
Weighted average number of common units outstanding, basic and diluted	126,701,690	122,441,607
Net income per common unit:
Basic and diluted	$ 0.03	$ 0.13